Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
TransUnion Holding Company, Inc. | Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Costs and Expenses	$ (1.9)
Charged to Other Accounts	3.7
Deductions	(0.1)	[1]
Balance at End of Year	1.7
TransUnion Holding Company, Inc. | Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Costs and Expenses	5.0	[2]
Charged to Other Accounts	24.8	[2]
Deductions	(2.6)	[1],[2]
Balance at End of Year	27.2	[2]
TransUnion Corp. | Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	1.2	[2]	1.7	[2]	2.5	[2]
Charged to Costs and Expenses	1.3	[2]	1.9	[2]	1.5	[2]
Charged to Other Accounts			(0.3)	[2]
Deductions	(0.8)	[1],[2]	(2.1)	[1],[2]	(2.3)	[1],[2]
Balance at End of Year	1.7	[2]	1.2	[2]	1.7	[2]
TransUnion Corp. | Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	16.9	[2]	12.8	[2]
Charged to Costs and Expenses	15.6	[2]	4.6	[2]
Charged to Other Accounts	7.4	[2]	0.2	[2]
Deductions	(12.7)	[1],[2]	(0.7)	[1],[2]
Balance at End of Year	27.2	[2]	16.9	[2]
TransUnion Corp. | Valuation Allowance of Deferred Tax Assets | Scenario, Previously Reported
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year					3.0	[2]
Charged to Costs and Expenses					9.9	[2]
Deductions					(0.1)	[1],[2]
Balance at End of Year					$ 3.0	[2]

[1]	For the allowance for doubtful accounts, includes write-offs of uncollectable accounts.
[2]	Excludes discontinued operations.